UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2013

Date of reporting period:  November 30, 2012

Item 1. Schedule of Investments.

Samson STRONG Nations Fund
Schedule of Investments
November 30, 2012 (Unaudited)

	Shares	Value
AUSTRALIA - 9.16%
Foreign Government Bonds - 9.16%
Australia Government Bond
5.500%, 12/15/2013	900,000	965,356
4.500%, 10/21/2014	1,450,000	1,563,894
Queensland Treasury Corp.
6.000%, 10/21/2015	900,000	1,010,352
TOTAL AUSTRALIA (Cost $3,486,055)		3,539,602

CANADA - 11.89%
Foreign Government Agency Issues - 2.62%
Province of Ontario, Canada
0.950%, 05/26/2015	1,000,000	1,013,294
Foreign Government Bonds - 9.27%
Canadian Government Bond
0.750%, 05/01/2014	1,550,000	1,553,761
2.250%, 08/01/2014	900,000	923,747
1.000%, 11/01/2014	1,100,000	1,106,090
		3,583,598
TOTAL CANADA (Cost $4,602,090)		4,596,892

GERMANY - 2.72%
Foreign Government Agency Issues - 2.72%
KFW
2.625%, 03/03/2015	1,000,000	1,049,675
TOTAL GERMANY (Cost $1,049,445)		1,049,675

MULTILATERAL INSTITUTIONS - 8.36%
Foreign Government Agency Issues - 8.36%
Asian Development Bank
2.750%, 05/21/2014	1,000,000	1,035,643
Inter-American Development Bank
5.125%, 09/13/2016	1,000,000	1,170,715
International Bank for Reconstruction & Development
3.500%, 10/08/2013	1,000,000	1,026,751
TOTAL MULTILATERAL INSTITUTIONS (Cost $3,235,298)		3,233,109

NEW ZEALAND - 8.87%
Foreign Government Bonds - 8.87%
New Zealand Government Bond
6.500%, 04/15/2013	2,200,000	1,832,883
6.000%, 04/15/2015	1,800,000	1,597,552
TOTAL NEW ZEALAND (Cost $3,373,223)		3,430,435

NORWAY - 8.84%
Corporate Bonds - 6.04%
Norway Government Bond
5.000%, 05/15/2015	12,200,000	2,335,994
Foreign Government Bonds - 2.80%
Norway Government Bond
6.500%, 05/15/2013	6,000,000	1,082,043
TOTAL NORWAY (Cost $3,386,130)		3,418,037

SWEDEN - 8.92%
Foreign Government Bonds - 8.92%
Sweden Government Bond
6.750%, 05/05/2014	10,000,000	1,630,197
4.500%, 08/12/2015	11,000,000	1,816,830
TOTAL SWEDEN (Cost $3,416,971)		3,447,027

UNITED STATES - 39.26%
Exchange Traded Funds - 6.76%
iShares Gold Trust (a)	69,900	1,165,932
SPDR Gold Shares (a)	8,715	1,447,126
		2,613,058
Pre-refunded Municipal Bonds - 10.98%
Contra Costa County Public Financing Authority
5.625%, 08/01/2033 (Pre-refunded to 08/01/2013)	1,750,000	1,811,565
County of Harris, TX
5.000%, 10/01/2021 (Pre-refunded to 10/01/2014)	1,000,000	1,083,810
New York State Dormitory Authority
5.000%, 03/15/2022 (Pre-refunded to 03/15/2015)	230,000	254,297
State of Hawaii
5.000%, 07/01/2016 (Pre-refunded to 07/01/2015)	980,000	1,093,905
		4,243,577
Short-Term Investments - 1.46%
Fidelity Institutional Money Market Funds, 0.135%	564,121	564,121

U.S. Government Notes - 13.08%
0.250%, 11/30/2014	500,000	500,000
0.250%, 07/15/2015	1,500,000	1,498,242
1.000%, 08/31/2016	1,500,000	1,531,992
0.875%, 01/31/2017	1,500,000	1,523,907
		5,054,141
U.S. Treasury Bills - 6.98%
United States Treasury Bill	700,000	699,944
United States Treasury Bill	1,000,000	999,950
United States Treasury Bill	1,000,000	999,988
		2,699,882
TOTAL UNITED STATES (Cost $15,202,398)		15,174,779

Total Investments (Cost $37,751,610) - 98.02%		37,889,556
Other Assets in Excess of Liabiliies - 1.98%		764,604
TOTAL NET ASSETS - 100.00%		$38,654,160

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

Samson STRONG Nations Fund
Schedule of Open Forward Currency Contracts
November 30, 2012 (Unaudited)

		Contract	Fair	Net
	Settlement	Amount	Value	Unrealized
Purchase Contracts	Date	(USD)	(USD)	(USD)
3,936,065,000 KRW	1/10/2013	3,618,322	3,627,587	9,265
3,936,065,000 KRW	12/3/2012	3,594,176	3,634,438	40,262
4,409,567 SGD	12/3/2012	3,611,647	3,612,622	975
4,409,567 SGD	1/10/2013	3,606,542	3,612,602	6,060
104,276,850 TWD	12/3/2012	3,579,968	3,589,081	9,113
104,276,850 TWD	1/10/2013	3,595,754	3,589,499	(6,255)
Total Purchase Contracts				59,420

Sale Contracts:
3,936,065,000 KRW	12/3/2012	(3,624,370)	(3,634,438)	(10,068)
4,409,567 SGD	12/3/2012	(3,606,579)	(3,612,622)	(6,043)
104,276,850 TWD	12/3/2012	(3,581,384)	(3,589,081)	(7,697)
Total Sales Contracts				(23,808)
Net Value of Outstanding Forward Currency Contracts				$35,612

The cost basis of investments for federal income tax purposes at November 30, 2012 was as follows*:

Cost of investments	$37,751,610
Gross unrealized appreciation	196,081
Gross unrealized appreciation on forwards	70,787
Gross unrealized depreciation	(58,135)
Gross unrealized depreciation on forwards	(35,175)
Net unrealized appreciation	$173,558

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Samson STRONG Nations Currency Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to generate positive returns with limited drawdowns over full market cycles through investments in currencies, securities and instruments that are associated with strong nations. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Fund became effective and commenced operations on August 31, 2012.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund.
These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official
Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S.
Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets)
could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. To the extent that such events are significant, the Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Advisor anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.
Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United
States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

Forward currency contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of the entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statement of Assets and Liabilities.

The Fund may enter into foreign currency forward exchange contracts. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the
Fund as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and
Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Fund to classify their securities based on valuation method.
These inputs are summarized in the three broad levels listed below:

Summary of Fair Value Exposure at November 30, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund’s investments carried at fair value:

Fixed Income	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$2,335,994.00	-	$2,335,994.00
Exchange Traded Funds	2,613,058	-	-	2,613,058
Foreign Government Agency Issues	-	4,282,784	-	4,282,784
Foreign Government Bonds	-	16,095,999	-	16,095,999
Municipal Bonds	-	4,243,577	-	4,243,577
U.S. Government Bills	-	2,699,882	-	2,699,882
U.S. Government Notes	-	5,054,141	-	5,054,141
Total Fixed Income	$2,613,058	$34,712,377	-	$37,325,435
Short-Term Investments	564,121	-	-	564,121
Total Investments in Securities	$3,177,179	$34,712,377	$-	$37,889,556

Other Financial Instruments	$35,612	$-	$-	$35,612

There were no transfers into and out of Level 1 and 2 during the period ended November 30, 2012.
The Fund held no Level 3 securities throughout the period.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2012 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Foreign Exchange Contracts - Forwards	Net assets - Unrealized appreciation*	65,675	Net assets - Unrealized depreciation*	(30,063)
Total		$65,675		$(30,063)

*Reflects cumulative unrealized appreciation (depreciation) of forward contracts as reported in the Schedule of Open Forward Currency Contracts.

The effect of derivative instruments on income for the period September 1, 2012 through November 30, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forwards
Foreign Exchange Contracts	128,066
Total	$128,066

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forwards
Foreign Exchange Contracts	35,612
Total	$35,612

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)     /s/ Joseph Neuberger
                                                     Joseph Neuberger, President

Date          January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date          January 22, 2013

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, Treasurer

Date          January 22, 2013

* Print the name and title of each signing officer under his or her signature.